Long-term Debt - Remaining Quarterly Amortizations of Term Loan Facilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
December 31, 2013 - March 31, 2014 [Member]
Debt Instrument [Line Items]
Principal Payment Date	2014-03-31
June 30, 2014 - December 31, 2014 [Member]
Debt Instrument [Line Items]
Principal Payment Date	2014-06-30 - 2014-12-31
March 31, 2015 [Member]
Debt Instrument [Line Items]
Principal Payment Date	2015-03-31
June 30, 2015 - September 30, 2015 [Member]
Debt Instrument [Line Items]
Principal Payment Date	2015-06-30 - 2015-09-30
December 31, 2015 [Member]
Debt Instrument [Line Items]
Principal Payment Date	2015-12-31
March 31, 2016 - September 30, 2016 [Member]
Debt Instrument [Line Items]
Principal Payment Date	2016-03-31 - 2016-09-30
December 31, 2016 [Member]
Debt Instrument [Line Items]
Principal Payment Date	2016-12-31
March 31, 2017 - June 30, 2017 [Member]
Debt Instrument [Line Items]
Principal Payment Date	2017-03-31 - 2017-06-30
August 9, 2017 [Member]
Debt Instrument [Line Items]
Principal Payment Date	2017-08-09